Commodity risk management contracts (Summary of Gain (Loss) on the Commodity Risk Management Contracts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Statement Of Comprehensive Income [Abstract]
Realized (loss) gain on commodity risk management contracts	$ 3,888	$ (26,098)	$ (2,148)
Unrealized gain (loss) on commodity risk management contracts	(26,411)	42,271	(13,300)
Total	$ (22,523)	$ 16,173	$ (15,448)